Component of Accumulated Other Comprehensive Loss Net of Tax (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income [Line Items]
Balance at December 31, 2012	$ (3)	$ (46)
Other comprehensive income before reclassifications	(45)
Amounts reclassified from accumulated other comprehensive income net of tax	1
Net current-period other comprehensive income	(44)
Balance at March 31, 2013	(47)	(3)	(46)
Net current-period other comprehensive income		33	(26)	(41)
Foreign Currency Gain (Loss) [Member]
Accumulated Other Comprehensive Income [Line Items]
Balance at December 31, 2012	(4)
Other comprehensive income before reclassifications	(46)
Net current-period other comprehensive income	(46)
Balance at March 31, 2013	(50)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges
Accumulated Other Comprehensive Income [Line Items]
Balance at December 31, 2012	1
Other comprehensive income before reclassifications	1
Amounts reclassified from accumulated other comprehensive income net of tax	1
Net current-period other comprehensive income	2
Balance at March 31, 2013	$ 3